RELATED PARTIES TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
RELATED PARTIES TRANSACTIONS

In July 2010, the Company’s board of directors approved new agreements for the Company’s President and CEO.  The agreements were approved at the Company’s shareholders meeting in March 2011, and are effective from April 1, 2011.

Pursuant to these agreements, the above mentioned executives are entitled to a set monthly fee, as well as a minimum bonus. If their employment is terminated without cause, they are entitled to at least six months’ prior notice and will be paid their monthly fee during such notice period. If their employment is terminated without cause, they will also be entitled to certain severance payments equal to the total amount that has been contributed to and accumulated in their severance payment funds. No further contributions are provided for by these agreements.

a.	In January 2009 the Company signed a sub-lease agreement with a company controlled by the Company's shareholders, for a period of 12.5 months, for a monthly rent payment of $1 thousands. In 2010 the rent period was extended for an additional year and the rent payments increased by 10%.

b.	In 2008 the Company entered into aconsultancy agreement for marketing services with one of the Company's controlling shareholders of which she entitled for a fixed hourly fee of 154 NIS in Israel and a fixed daily fee of $400 abroad in respect to her services.

c.	During 2007 the Company received a loan of $40 thousands from its controlling shareholders. Half of the loan was paid during 2009.

d.	During the second half of 2008 the Company has decreased the salaries for most of its employees due to the economic slowdown. The Company also decreased the salaries of its two senior employees, the president and the CEO, both are shareholders. Their salaries were decreased in 25% and additional 25% were accrued and recorded in "accounts payable-trade". The accrued amounts were fully paid as of the December 31, 2010.

According to the agreement with the president and the CEO, As of September 2009, the above salaries decrease of 25% was cancelled.

e.	In July 2010 the Company's board of directors approved new employment agreements for the Company's President and the company's CEO with the following terms:

-	monthly gross salary of NIS 55,000.

-	certain social and fringe benefits as set forth in the employment agreement, which total 15% of the gross salary.

-	company car.

-	minimum bonus equivalent to three monthly gross salaries based on achievement of objectives and board of directors approval.

-	stock options pursuant to this agreement following its six month anniversary, subject to board approval.

-	six months prior notice.

The agreements were approved by the Company's shareholders meeting in February 2011, and are effective only upon the occurrence of certain events, which as of the date of the financial statements were met.

f.	Balances with related parties:

	December 31
	2010	2009
	($ in thousands)
Current liabilities:
Trade payable	$3	$156
Other accounts payable	121	82
Loans from shareholders	20	20

g.	Transactions with related parties:

	December 31
	2010	2009
	($ in thousands)
Expenses:
Salaries and related expenses	$241	$152
Consulting Fee	226	194
Financial expenses	*	1
Rent income	(15)	(13)

* Represents an amount less than $1 thousands.